ADVANCES FROM CUSTOMERS (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Customer A [Member] USD ($)		Dec. 31, 2014 Customer A [Member] CNY	Dec. 31, 2013 Customer A [Member] USD ($)		Dec. 31, 2014 Customer G [Member] USD ($)	Dec. 31, 2013 Customer G [Member] USD ($)	Dec. 31, 2014 Customer H [Member] USD ($)	Dec. 31, 2013 Customer H [Member] USD ($)	Dec. 31, 2014 Others [Member] USD ($)	Dec. 31, 2013 Others [Member] USD ($)
Deferred Revenue Arrangement [Line Items]
Total	$ 10,710,202	$ 25,141,896	$ 8,041,836	[1]		$ 15,987,573	[1]	$ 2,405,619	$ 4,220,355		$ 2,996,550	$ 262,747	$ 1,937,418
Less: Current portion of advances from customers	7,308,535	13,217,775
Long term advances from customers	3,401,667	11,924,121
Supply commitment			$ 400,000		2,400,000

[1]	Pursuant to the terms of the Group's revised supply agreement with this customer the Group will deliver monthly amounts of polysilicon, totaling no less than RMB2.4 million (equivalent of $0.4 million) from April 2014 to September 2016, or until such time as the advance has been fully utilized.